Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 29, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2016
Prospectus Date	rr_ProspectusDate	Aug. 29, 2016
CHAMPLAIN SMALL COMPANY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CHAMPLAIN SMALL COMPANY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Champlain Small Company Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. For purposes of this policy, a small company is a company that, at the time of initial purchase, has a market capitalization of less than $2.5 billion or is included in the Russell 2000 Index or S&P SmallCap 600 Index. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund's total assets at market value. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent (i) no more than the greater of 25% of the Fund's total assets or 125% of the sector's weighting in the S&P SmallCap 600 Index; and (ii) no less than 75% of the sector's weighting in the S&P SmallCap 600 Index. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Updated performance information is available by calling 1.866.773.3238.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Updated performance information is available on the Fund's website at www.cipvt.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

The Fund's Institutional Shares had not commenced operations as of the date of this prospectus, and, therefore, the Fund's Institutional Shares' performance information is not presented. The performance information provided shows the returns of the Fund's Advisor Shares, which are offered in a separate prospectus. The Institutional Shares would have substantially similar performance as the Advisor Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Shares are lower than the expenses of the Advisor Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cipvt.com or by calling 1.866.773.3238.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

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BEST QUARTER    WORST QUARTER

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17.87%                       (23.44%)

----------------------------------------------------

(06/30/2009)                  (12/31/2008)

----------------------------------------------------

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01/01/16 to 06/30/16 was 6.44%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/15
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

CHAMPLAIN SMALL COMPANY FUND | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,325
Annual Return 2006	rr_AnnualReturn2006	14.03%
Annual Return 2007	rr_AnnualReturn2007	10.84%
Annual Return 2008	rr_AnnualReturn2008	(24.04%)
Annual Return 2009	rr_AnnualReturn2009	23.86%
Annual Return 2010	rr_AnnualReturn2010	24.30%
Annual Return 2011	rr_AnnualReturn2011	3.88%
Annual Return 2012	rr_AnnualReturn2012	10.66%
Annual Return 2013	rr_AnnualReturn2013	36.21%
Annual Return 2014	rr_AnnualReturn2014	4.07%
Annual Return 2015	rr_AnnualReturn2015	(1.21%)
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
5 Years	rr_AverageAnnualReturnYear05	9.99%
10 Years	rr_AverageAnnualReturnYear10	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
CHAMPLAIN SMALL COMPANY FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
CHAMPLAIN SMALL COMPANY FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	7.86%
10 Years	rr_AverageAnnualReturnYear10	7.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
CHAMPLAIN SMALL COMPANY FUND | RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014

[1]	Management Fees have been restated to reflect current fees.
[2]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Shares' average daily net assets until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.